Document and Entity Information	9 Months Ended
Sep. 30, 2014
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2014
Trading Symbol	NRTHF
Entity Registrant Name	Northern Power Systems Corp.
Entity Central Index Key	0001605997
Entity Filer Category	Smaller Reporting Company